INVESTEK FIXED INCOME TRUST

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)




                                                                  Interest     Maturity       Value
                                                   Principal        Rate         Date        (note 1)
                                                 ------------     --------     --------    ----------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.67%

      United States Treasury Note                   $125,000       5.750%      08/15/03      $119,199
      A.I.D. - Equador                                92,683        7.050%     05/01/15        92,585
      A.I.D. - Ivory Coast                           309,423        8.100%     12/01/06       315,674
      A.I.D. - Korea                                   7,868        8.250%     01/01/99         7,958
      A.I.D. - Peru                                  192,330        8.350%     01/01/07       198,177
      A.I.D. - Zaire                                  14,741        7.375%     04/01/97        14,872
      B.A.L.T. Conway Partnership Title XI           145,616       10.750%     11/15/03       148,456
      Cambridge Tanker Title XI                      209,630        8.450%     02/07/06       219,421
      Chilbar Ship Co. Title XI                       76,857        6.980%     07/15/01        77,342
      Federal Home Loan Mortgage Corporation
           Pool #240001 D                             46,632        9.500%     11/01/97        47,908
           REMIC 1553 Class E                        500,000        6.250%     04/15/07       485,482
      Federal National Mortgage Association
           Pool #73401                               497,745        6.440%     03/01/06       472,482
           REMIC Trust G93-20 Class PG               243,000        6.500%     02/25/19       238,676
           REMIC Trust 1992-169 Class J              250,000        6.500%     03/25/21       230,272
           REMIC Trust 1992-G52 Class C               36,819        7.250%     08/25/20        36,752
           Pool #250138                              118,062        7.500%     07/01/04       118,667
           Series SM-2004-F                          100,000        7.550%     06/10/04       100,490
           REMIC Trust G95-2 Class L                 250,000        8.000%     05/17/04       254,493
      Federal National Mortgage Association Strip
           Series 66 Class 1                         258,504        7.500%     01/01/20       256,969
      Global Industries Ltd. Title XI              1,295,000        8.300%     07/15/20     1,369,584
      Government National Mortgage Association
           Pool #16402                               272,263        8.500%     04/15/12       278,383
           Pool #383137                              422,973        7.750%     03/15/11       426,289
      Marine Vessel Buffalo Title XI                 404,955        7.270%     09/01/03       410,827
      Moore McCormack Leasing - Series B             222,000        8.875%     07/15/01       221,889
      Small Business Administration                  113,515        7.365%     12/06/09       114,797
      Small Business Administration 92-A             331,791        7.600%     01/01/12       335,221
                                                                                            ----------

          Total U. S. Government and Agency Obligations (Cost $6,520,279)                   6,592,865
                                                                                            ----------

U. S. GOVERNMENT INSURED OBLIGATIONS - 12.28%

      Federal Housing Authority Project Loan
           Crystal City                               67,273        2.900%     01/01/06        56,421
           Downtowner Apartments                     173,927        8.375%     11/01/11       175,380
           Kinswood Apartments                       622,553        6.875%     10/01/14       629,088
           USGI #87                                  426,682        7.430%     08/01/23       427,293
           Wautoma Rehab                              94,652        6.930%     12/01/13        91,505
                                                                                            ----------

           Total U. S. Government Insured Obligations (Cost $1,364,094)                     1,379,687
                                                                                            ----------

                                                                                           (Continued)


                          INVESTEK FIXED INCOME TRUST

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)


                                                                                          Interest     Maturity     Value
                                                                            Principal       Rate         Date      (note 1)
                                                                            ---------     --------     --------    --------
CORPORATE OBLIGATIONS - 5.89%

      American Car Line Company Equipment Trust
           Certificates; Series 1993-A                                       $200,000      8.250%      04/15/08     $194,183
      GG1B Funding Corporation                                                478,333      7.430%      01/15/11      467,161
                                                                                                                   ---------

           Total Corporate Obligations (Cost $681,018)                                                               661,344
                                                                                                                   ---------

CONVENTIONAL MORTGAGE BACKED SECURITIES - 12.53%

      GE Capital Mortgage Services, Inc.
           REMIC Series 1993-17 Class A6                                      650,000      6.500%      11/25/23      627,503
      Prudential Home Mortgage Securities
           REMIC Series 1992-50 Class A5                                       85,000      7.625%      02/25/23       82,851
           REMIC Series 1994-2 Class A8                                       500,000      6.750%      02/25/24      459,869
      Residential Funding Corporation
           REMIC Series 1993-S16 Class A6                                     250,000      7.000%      05/25/23      238,251
                                                                                                                   ---------

           Total Conventional Mortgage Backed Securities (Cost $1,446,404)                                         1,408,474
                                                                                                                   ---------

PRIVATE MORTGAGE BACKED SECURITIES - 2.65%

      Krauss/Schwartz Properties, Ltd.                                        154,466      7.740%      02/18/04      150,223
      National Housing Partnership                                            149,603      9.500%      05/01/03      147,593
                                                                                                                   ---------

           Total Private Mortgage Backed Securities (Cost $304,069)                                                  297,816
                                                                                                                   ---------

PRIVATE PLACEMENT CORPORATE SECURITIES - 2.59%

      Rosewood Care Center Capital Funding Corporation
           First Mortgage Bonds                                               308,752      7.250%      11/01/13      291,427
                                                                                                                   ---------
           (Cost $300,895 )

                                                                                                       Number of
                                                                                                         Shares
                                                                                                       ---------
INVESTMENT COMPANY - 4.39%

      Performance Funds Trust Money Market Fund "A"                                                     493,430      493,430
                                                                                                                   ---------
      (Cost $493,430)

                                                                                                                 (Continued)


                          INVESTEK FIXED INCOME TRUST

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)



Total Value of Investments (Cost $11,110,189(a))          99.00%    $11,125,043
Other Assets Less Liabilities                              1.00%        112,254
                                                         -------    -----------
      Net Assets                                         100.00%    $11,237,297
                                                         =======    ===========


 (a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                          $140,896
      Unrealized depreciation                                          (126,042)
                                                                      ---------

                            Net unrealized appreciation                 $14,854
                                                                      =========


See accompanying notes to financial statements

                          INVESTEK FIXED INCOME TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $11,110,189)                     $11,125,043
   Interest receivable                                              126,374
   Dividends receivable                                               2,403
   Prepaid expenses                                                   9,451
   Other asset                                                        2,659
                                                                ------------

          Total assets                                           11,265,930
                                                                ------------

LIABILITIES
   Disbursements in excess of cash on demand deposit                 24,727
   Accrued expenses                                                   1,813
   Due to investment advisor                                          2,093
                                                                ------------

          Total liabilities                                          28,633
                                                                ------------

NET ASSETS
   (applicable to 1,115,124 Institutional Class Shares
   outstanding; unlimited shares of no par value beneficial
   interest authorized)                                         $11,237,297
                                                                ============

NET ASSET VALUE AND REPURCHASE PRICE
   PER INSTITUTIONAL CLASS SHARE
   ($11,237,297 divided by 1,115,124 shares)                         $10.08
                                                                ============

NET ASSETS CONSIST OF
   Paid-in capital                                              $11,780,333
   Undistributed net investment income                                2,603
   Undistributed net realized loss on investments                  (560,493)
   Net unrealized appreciation on investments                        14,854
                                                                ------------
                                                                $11,237,297
                                                                ============


See accompanying notes to financial statements




                          INVESTEK FIXED INCOME TRUST

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)


INVESTMENT INCOME

  Income
         Interest                                                   $427,252
         Dividends                                                    12,321
                                                                    ---------

                Total income                                         439,573
                                                                    ---------

  Expenses
         Investment advisory fees (note 2)                            27,105
         Fund accounting fees (note 2)                                10,528
         Fund administration fees (note 2)                             9,035
         Professional fees                                             8,422
         Custody fees                                                  4,095
         Registration and filing administration fees                     895
         Shareholder recordkeeping fees                                  466
         Trustee fees and meeting expenses                             2,816
         Other operating expenses                                      2,491
         Shareholder servicing expenses                                2,267
         Registration and filing expenses                              1,122
         Printing expenses                                               500
         Securities pricing fees                                         220
                                                                    ---------

                Total expenses                                        69,962
                                                                    ---------

                Less investment advisory fees waived (note 2)        (15,722)
                                                                    ---------

                Net expenses                                          54,240
                                                                    ---------

                       Net investment income                         385,333
                                                                    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain from investment transactions                       2,458
  Decrease in unrealized appreciation on investments                 (31,251)
                                                                    ---------

         Net realized and unrealized loss on investments             (28,793)
                                                                    ---------

              Net increase in net assets resulting from operations  $356,540
                                                                    =========



See accompanying notes to financial statements

                          INVESTEK FIXED INCOME TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)



                                                                             Period ended     Year ended
                                                                             September 30,     March 31,
                                                                                1996              1996
                                                                            --------------    ----------
DECREASE IN NET ASSETS

      Operations
             Net investment income                                          $   385,333       $   905,819
             Net realized gain (loss) from investment transactions                2,458           (30,968)
             Increase (decrease) in unrealized appreciation on investments      (31,251)          660,566
                                                                            -----------       -----------

Net increase in net assets resulting from operations                            356,540         1,535,417
                                                                            -----------       -----------

Distributions to shareholders from
Net investment income                                                          (387,165)         (905,271)
                                                                            -----------       -----------

Capital share transactions
Decrease in net assets resulting from capital share transactions (a)           (993,199)       (3,352,499)
                                                                            -----------       -----------

Total decrease in net assets                                                 (1,023,824)       (2,722,353)

NET ASSETS

Beginning of period                                                          12,261,121        14,983,474
                                                                            -----------       -----------

End of period (including undistributed net investment income                $11,237,297       $12,261,121
               of $2,603 as of September 30, 1996 and $4,435                ===========       ===========
               as of March 31, 1996)



(a) A summary of capital share activity follows:


                                   Period ended            Year ended
                                 September 30, 1996      March 31, 1996

                                 Shares     Value      Shares      Value
                                 ------     -----      ------      -----
Shares sold                     38,578   $  384,382   148,043    $1,503,798
Shares issued for reinvestment
      of distributions          22,857      228,609    53,720       545,148
                                ------      -------   -------     ---------

                                61,435      612,991   201,763     2,048,946

Shares redeemed               (159,586)  (1,606,190) (526,499)   (5,401,445)
                              ---------  ----------- ---------   -----------

      Net decrease             (98,151)  $ (993,199) (324,736)  $(3,352,499)
                              =========  =========== =========  ============



See accompanying notes to financial statements

                          INVESTEK FIXED INCOME TRUST

                              FINANCIAL HIGHLIGHTS

                 (For a Share Outstanding Throughout the Period)
                                   (Unaudited)



                                                                                                                    For the
                                                                                                                   period from
                                                                                                                 November 15, 1991
                                                                                                                 (commencement of
                                         Period ended      Year ended    Year ended   Year ended   Year ended    operations) to
                                         September 30,      March 31,     March 31,    March 31,    March 31,      March 31,
                                              1996             1996          1995         1994         1993          1992
                                         ------------     -----------   -----------  -----------   ----------    ---------------
Net asset value, beginning of period           $10.11           $9.74         $9.93       $10.48        $9.92         $10.00

  Income from investment operations
       Net investment income                     0.33            0.66          0.63         0.61         0.65           0.20
       Net realized and unrealized gain
           (loss) on investments                (0.03)           0.37         (0.19)       (0.43)        0.56          (0.08)
                                         ------------    -----------    ----------   ----------   ----------     ----------

            Total from investment
                operations                       0.30            1.03          0.44         0.18         1.21           0.12
                                         ------------    -----------    ----------   ----------   ----------     ----------

  Distributions to shareholders from
       Net investment income                    (0.33)          (0.66)        (0.63)       (0.60)       (0.64)         (0.20)
       Net realized gain from investment
           transactions                          0.00            0.00          0.00        (0.13)       (0.01)          0.00
                                         ------------    -----------    ----------   ----------   ----------     ----------

            Total distributions                 (0.33)          (0.66)        (0.63)       (0.73)       (0.65)         (0.20)
                                          ------------    -----------   -----------  -----------   ----------     ----------

Net asset value, end of period                 $10.08          $10.11         $9.74        $9.93       $10.48          $9.92
                                          ============    ===========   ===========  ===========   ==========     ==========

Total return                                     3.09%          10.70%         4.73%        1.43%       12.49%          1.22%
                                          ============    ===========   ===========  ===========   ==========     ==========

Ratios/supplemental data

   Net assets, end of period              $11,237,297     $12,261,121   $14,983,474  $17,641,814   $5,267,626     $2,036,541
                                          ============    ===========   ===========  ===========   ==========     ==========

   Ratio of expenses to average
      net assets
        Before expense reimbursements
           and waived fees                       1.16% (a)       1.08%         1.08%        1.41%        1.69%          1.71% (a)
        After expense reimbursements
           and waived fees                       0.90% (a)       0.87%         0.77%        0.77%        0.95%          0.95% (a)

   Ratio of net investment income to
      average net assets
   Before expense reimbursements
      and waived fees                            6.14% (a)       6.20%         6.15%        5.45%        5.50%          5.41% (a)
   After expense reimbursements
      and waived fees                            6.40% (a)       6.41%         6.45%        5.82%        6.24%          6.17% (a)

   Portfolio turnover rate                      40.98%          16.57%        19.64%       34.42%       59.78%          0.00%

(a)   Annualized.

                                                                              See accompanying notes to financial statements


                          INVESTEK FIXED INCOME TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Investek Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $11,125,043 (99% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                  The Fund has capital loss carryforwards for federal income tax purposes of $562,951, $492,567 of which expires in the year 2003 and $70,384 of which expires in the year 2004. It is the

                                                                   (Continued)

                          INVESTEK FIXED INCOME TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)



                  intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Investek Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $15,722 ($0.01 per share) for the period ended September 30, 1996.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $4,685,768 and $5,929,030, respectively, for the period ended September 30, 1996.